Nature of Business and Organization - Schedule of Consolidated Financial Statements Reflect the Activities of the Company (Details)	12 Months Ended
Jun. 30, 2025
Regencell Bioscience Limited [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of the Company [Line Items]
Principal Activities	Research and Development Day-to-day operations
Place and Date of Incorporation	Hong Kong, incorporated on May 12, 2015
Ownership	100.00%
Regencell Limited [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of the Company [Line Items]
Principal Activities	Production and testing laboratory Research and Development
Place and Date of Incorporation	Hong Kong, incorporated on November 20, 2014
Ownership	100.00%
Regencell Bioscience Asia Limited [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of the Company [Line Items]
Principal Activities	Research and Development
Place and Date of Incorporation	Hong Kong, incorporated on September 17, 2021 (Ceased business on December 31, 2023 and deregistered on November 1, 2024)
Ownership	60.00%
Regencell Bioscience North America Limited [Member]
Schedule of Consolidated Financial Statements Reflect the Activities of the Company [Line Items]
Principal Activities	Research and Development
Place and Date of Incorporation	BVI, incorporated on April 25, 2022
Ownership	100.00%